Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)		3 Months Ended		12 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023		Apr. 30, 2022
Sales to related parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 68,518	$ 139,328	$ 684,138		$ 1,914,667
Sales to related parties [Member] | The United Food LLC [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales
Relationship		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions		$ 2,663	1,152	$ 30,052		2,739
Sales to related parties [Member] | GF Supermarket of MP, Inc [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022		Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions			54,218			702,082
Sales to related parties [Member] | HKGF Market of Arcadia LLC. [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		40% investee of the Company
Total Related party transactions		$ 5,972
Sales to related parties [Member] | HKGF Market of Alhambra, Inc.[Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions		$ 59,883	83,958	$ 654,086		387,147
Purchases from related parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 59,234	33,949	$ 246,196
Purchases from related parties [Member] | The United Food LLC [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales
Relationship		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions		$ 674	2,277	$ 52,848
Purchases from related parties [Member] | GF Supermarket of MP, Inc [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions			4,257
Purchases from related parties [Member] | HKGF Market of Arcadia LLC. [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		40% investee of the Company
Total Related party transactions		$ 20,587
Purchases from related parties [Member] | HKGF Market of Alhambra, Inc.[Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions			809	$ 8,379
Purchases from related parties [Member] | Dai Cheong Trading Co Inc [Member]
Related Party Transaction [Line Items]
Nature		Import and wholesales of groceries		Import and wholesales of groceries
Relationship		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions		$ 37,973	$ 26,606	$ 184,969
Accounts receivable — sales to related parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 255,073		$ 289,615
Accounts receivable — sales to related parties [Member] | GF Supermarket of MP, Inc [Member]
Related Party Transaction [Line Items]
Nature	[1]			Supermarket product sales
Relationship	[1]			Grace Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions	[1]					114,158
Accounts receivable — sales to related parties [Member] | HKGF Market of Alhambra, Inc.[Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales	[1]
Relationship		Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership	[1]
Total Related party transactions		$ 241,345		$ 283,005	[1]	292,566	[1]
Accounts receivable — sales to related parties [Member] | HKGF Supermarket of Arcadia LLC. [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		40% investee of the Company
Total Related party transactions		$ 5,965
Accounts receivable — sales to related parties [Member] | United Food LLC [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales		Supermarket product sales	[1]
Relationship		John Xu, is one of the United Food LLC’s shareholders		John Xu, is one of the United Food LLC’s shareholders	[1]
Total Related party transactions		$ 7,763		$ 6,610	[1]	2,739	[1]
Accounts payable — purchase from related parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 469,782		$ 465,310
Accounts payable — purchase from related parties [Member] | Dai Cheong Trading Co Inc [Member]
Related Party Transaction [Line Items]
Nature		Import and wholesales of groceries		Import and wholesales of groceries
Relationship		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions		$ 31,057		$ 26,585
Accounts payable — purchase from related parties [Member] | Hong Kong Supermarket of Monterey Park, Ltd [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing
Relationship		John Xu, controls this entity
Total Related party transactions		$ 438,725		438,725
Other Receivables Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 33,995		$ 33,995		20,000
Other Receivables Related Parties [Member] | Ideal Investment [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing		Due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity		John Xu, has majority ownership of this entity
Total Related party transactions		$ 3,995		$ 3,995
Other Receivables Related Parties [Member] | Ideal City Capital [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity
Total Related party transactions		$ 30,000		30,000
Other Payables Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 241,585		$ 241,585		354,555
Other Payables Related Parties [Member] | Ideal City Capital [Member]
Related Party Transaction [Line Items]
Nature				due on demand, non-interest bearing
Relationship				John Xu, has majority ownership of this entity
Total Related party transactions						30,825
Other Payables Related Parties [Member] | John Xu [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing		due on demand, non-interest bearing
Relationship		The Company’s Chairman and Chief Executive Officer		The Company’s Chairman and Chief Executive Officer
Total Related party transactions		$ 200,810		$ 200,810		174,594
Other Payables Related Parties [Member] | Grace Xu [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing		due on demand, non-interest bearing
Relationship		Spouse of John Xu		Spouse of John Xu
Total Related party transactions		$ 40,775		$ 40,775		$ 40,775

[1]	The accounts receivables as of April 30, 2022 have been repaid by the related parties on July 28, 2022.